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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

    This Amendment (Check only one.):   [ ] is a restatement.

                                        [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:          GLENHILL ADVISORS, LLC

Address:       600 FIFTH AVENUE, 11TH FLOOR

               NEW YORK, NEW YORK 10020

               Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Glenn J. Krevlin
Title:       Managing Member
Phone:       (646) 432-0600

SIGNATURE, PLACE, AND DATE OF SIGNING:

     /s/ GLENN J. KREVLIN          New York, New York         August 14, 2012
     ------------------------    ----------------------       ---------------
          [Signature]                [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:        407,922
                                             (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           Form 13F
No.        File Number      Name
01         028- 10911       Glenhill Capital Management, LLC

02         028- 10962       Glenhill Capital Overseas GP, Ltd.

03         028- 14598       Glenhill Capital Advisors, LLC

FORM 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6         COLUMN 7           COLUMN 8
NAME                       TITLE                             SHARES
OF                          OF                     VALUE     OR PRN    SH/  PUT/    INVESTMENT     OTHER    VOTING  AUTHORITY
ISSUER                     CLASS        CUSIP     (X$1000)     AMT     PRN  CALL    DISCRETION    MANAGERS   SOLE    SHARED    NONE
Abercrombie &
Fitch Co-Cl A           CL A         002896 20 7       85       2,500  SH         Shared-Defined    01, 03  Sole
Adobe Systems Inc       COM          00724F 10 1      775      23,938  SH         Shared-Defined    01, 03  Sole
Adobe Systems Inc       COM          00724F 10 1   10,222     315,791  SH         Shared-Defined    02, 03  Sole
August 12 Calls
On SEE US               CALL         81211K 90 0        6       5,500  SH   Call  Shared-Defined    02, 03  Sole
Casey's General
Stores Inc              COM          147528 10 3      138       2,331  SH         Shared-Defined    01, 03  Sole
Casey's General
Stores Inc              COM          147528 10 3    4,287      72,669  SH         Shared-Defined    02, 03  Sole
Casual Male Retail
Group Inc               COM          148711 30 2    5,469   1,506,541  SH         Shared-Defined    01, 03  Sole
Casual Male Retail
Group Inc               COM          148711 30 2   11,603   3,196,377  SH         Shared-Defined    02, 03  Sole
China Pharma
Holdings Inc            COM          16941T 10 4       68     200,000  SH         Shared-Defined    01, 03  Sole
China XD Plastics
Co Ltd                  COM          16948F 10 7      840     183,400  SH         Shared-Defined    01, 03  Sole
China Yida
Holdings Co             COM          16945D 20 4      156     240,519  SH         Shared-Defined    01, 03  Sole
Comverse                COM PAR
Technology Inc          $0.10        205862 40 2      321      55,129  SH         Shared-Defined    01, 03  Sole
Comverse                COM PAR
Technology Inc          $0.10        205862 40 2    6,692   1,150,871  SH         Shared-Defined    02, 03  Sole
Covanta Holding
Corp                    COM          22282E 10 2    3,906     227,728  SH         Shared-Defined    01, 03  Sole
Covanta Holding
Corp                    COM          22282E 10 2   20,892   1,218,180  SH         Shared-Defined    02, 03  Sole
December 12 Calls
On IR US                CALL         G47791 90 1    2,835       6,750  SH   Call  Shared-Defined    02, 03  Sole
Devon Energy
Corporation             COM          25179M 10 3      232       4,000  SH         Shared-Defined    01, 03  Sole
Dover Saddlery Inc      COM          260412 10 1    3,841     918,983  SH         Shared-Defined    02, 03  Sole
eBay Inc                COM          278642 10 3      739      17,597  SH         Shared-Defined    01, 03  Sole
eBay Inc                COM          278642 10 3    8,297     197,501  SH         Shared-Defined    02, 03  Sole
EMC Corporation         COM          268648 10 2      527      20,568  SH         Shared-Defined    01, 03  Sole
EMC Corporation         COM          268648 10 2    8,443     329,432  SH         Shared-Defined    02, 03  Sole
Express Scripts
Holding Co              COM          30219G 10 8    5,583     100,000  SH         Shared-Defined    02, 03  Sole
February 13 Calls
on SEE US               CALL         81211K 90 0      224       5,250  SH   Call  Shared-Defined    02, 03  Sole
February 13 Calls
on SNDK US              CALL         80004C 90 1    2,113       3,300  SH   Call  Shared-Defined    02, 03  Sole
Fifth & Pacific
Cos Inc                 COM          316645 10 0      547      51,007  SH         Shared-Defined    01, 03  Sole
Fifth & Pacific
Cos Inc                 COM          316645 10 0   16,245   1,513,985  SH         Shared-Defined    02, 03  Sole
Flow Intl Corp          COM          343468 10 4    1,331     426,673  SH         Shared-Defined    01, 03  Sole
G-III Apparel
Group Ltd               COM          36237H 10 1      237      10,000  SH         Shared-Defined    01, 03  Sole
Gildan Activewear Inc   COM          375916 10 3   16,512     600,000  SH         Shared-Defined    02, 03  Sole
Google Inc-Cl A         CL A         38259P 50 8    1,072       1,848  SH         Shared-Defined    01, 03  Sole
Google Inc-Cl A         CL A         38259P 50 8   15,125      26,074  SH         Shared-Defined    02, 03  Sole
Harvest Natural
Resources Inc           COM          41754V 10 3    1,538     179,872  SH         Shared-Defined    01, 03  Sole
Harvest Natural
Resources Inc           COM          41754V 10 3    2,749     321,464  SH         Shared-Defined    02, 03  Sole
Ingersoll-Rand Plc      SHS          G47791 10 1      700      16,600  SH         Shared-Defined    01, 03  Sole
Jack In The Box Inc     COM          466367 10 9      446      16,000  SH         Shared-Defined    01, 03  Sole
Jack In The Box Inc     COM          466367 10 9   12,358     443,255  SH         Shared-Defined    02, 03  Sole
January 13 Calls
On MSI US               CALL         620076 90 7    2,145       5,500  SH   Call  Shared-Defined    02, 03  Sole
January 13 Calls
On NWSA US              CALL         65248E 90 4    1,658       8,500  SH   Call  Shared-Defined    02, 03  Sole
Joy Global Inc          COM          481165 10 8      287       5,061  SH         Shared-Defined    01, 03  Sole
JPMorgan
Chase & Co              COM          46625H 10 0      690      19,300  SH         Shared-Defined    01, 03  Sole
July 12 Calls
On PBY US               CALL         713278 90 9      110      22,000  SH   Call  Shared-Defined    02, 03  Sole
Lionbridge
Technologies Inc        COM          536252 10 9    2,232     708,654  SH         Shared-Defined    01, 03  Sole
Lionbridge
Technologies Inc        COM          536252 10 9   15,008   4,764,557  SH         Shared-Defined    02, 03  Sole
LJ International Inc    ORD          G55312 10 5      487     306,033  SH         Shared-Defined    01, 03  Sole
Meritor Inc             COM          59001K 10 0    1,602     306,804  SH         Shared-Defined    01, 03  Sole
Monsanto Co             COM          61166W 10 1    1,045      12,625  SH         Shared-Defined    01, 03  Sole
Monsanto Co             COM          61166W 10 1   18,657     225,375  SH         Shared-Defined    02, 03  Sole
Motorola Solutions Inc  COM          620076 30 7    1,085      22,548  SH         Shared-Defined    01, 03  Sole
News Corp-Cl A          CL A         65248E 10 4      502      22,500  SH         Shared-Defined    01, 03  Sole
News Corp-Cl A          CL A         65248E 10 4    7,634     342,500  SH         Shared-Defined    02, 03  Sole
NICE Systems            SPONSORED
Ltd-Spons Adr           ADR          653656 10 8   21,960     600,000  SH         Shared-Defined    02, 03  Sole
Nielsen Holdings N.V.   COM          N63218 10 6      328      12,500  SH         Shared-Defined    01, 03  Sole
November 12 Calls
On MW US                CALL         587118 90 0    1,008       6,500  SH   Call  Shared-Defined    02, 03  Sole
November 12 Calls
On SEE US               CALL         81211K 90 0       51       3,400  SH   Call  Shared-Defined    02, 03  Sole
October 12 Calls
On JOY US               CALL         481165 90 8      219       1,000  SH   Call  Shared-Defined    02, 03  Sole
October 12 Calls
On KSS US               CALL         500255 90 4      160       2,000  SH   Call  Shared-Defined    02, 03  Sole
October 12 Calls
On PKG US               CALL         695156 90 9      150       2,500  SH   Call  Shared-Defined    02, 03  Sole
October 12 Calls
On TEL US               CALL         H84989 90 4      326       4,650  SH   Call  Shared-Defined    02, 03  Sole
Packaging Corp
Of America              COM          695156 10 9      240       8,500  SH         Shared-Defined    01, 03  Sole
Pep Boys-Manny
Moe & Jack              COM          713278 10 9      989      99,917  SH         Shared-Defined    01, 03  Sole
Pep Boys-Manny
Moe & Jack              COM          713278 10 9    7,930     801,000  SH         Shared-Defined    02, 03  Sole
QKL Stores Inc          COM          74732Y 20 4      145      91,667  SH         Shared-Defined    01, 03  Sole
Ralcorp Holdings Inc    COM          751028 10 1      350       5,244  SH         Shared-Defined    01, 03  Sole
Retail Opp Invest        *W EXP
Corp-Cw14               10/23/2014   76131N 11 9    2,340   2,600,000  SH         Shared-Defined    02, 03  Sole
Retail Opportunity
Investments Corp        COM          76131N 10 1    1,509     125,100  SH         Shared-Defined    01, 03  Sole
Retail Opportunity
Investments Corp        COM          76131N 10 1   22,938   1,901,960  SH         Shared-Defined    02, 03  Sole
Rock-Tenn
Company -Cl A           CL A         772739 20 7      526       9,644  SH         Shared-Defined    01, 03  Sole
Rock-Tenn
Company -Cl A           CL A         772739 20 7   11,198     205,276  SH         Shared-Defined    02, 03  Sole
Sandisk Corp            COM          80004C 10 1      547      15,000  SH         Shared-Defined    01, 03  Sole
Sandisk Corp            COM          80004C 10 1    3,466      95,000  SH         Shared-Defined    02, 03  Sole
Sapient Corporation     COM          803062 10 8    1,799     178,670  SH         Shared-Defined    01, 03  Sole
Sapient Corporation     COM          803062 10 8    9,791     972,262  SH         Shared-Defined    02, 03  Sole
Sealed Air Corp         COM          81211K 10 0    2,215     143,450  SH         Shared-Defined    01, 03  Sole
Spirit Aerosystems
Hold-Cl A               COM CL A     848574 10 9    1,015      42,594  SH         Shared-Defined    01, 03  Sole
Spirit Aerosystems
Hold-Cl A               COM CL A     848574 10 9   15,728     659,998  SH         Shared-Defined    02, 03  Sole
Starwood Property
Trust Inc               COM          85571B 10 5    3,486     163,592  SH         Shared-Defined    01, 03  Sole
Starwood Property
Trust Inc               COM          85571B 10 5   30,156   1,415,095  SH         Shared-Defined    02, 03  Sole
TE Connectivity Ltd     REG SHS      H84989 10 4      661      20,700  SH         Shared-Defined    01, 03  Sole
TE Connectivity Ltd     REG SHS      H84989 10 4   21,431     671,603  SH         Shared-Defined    02, 03  Sole
The Men's Wearhouse,
 Inc.                   COM          587118 10 0      763      27,100  SH         Shared-Defined    01, 03  Sole
The Men's Wearhouse,
 Inc.                   COM          587118 10 0    1,559      55,389  SH         Shared-Defined    02, 03  Sole
Verint Systems Inc      COM          92343X 10 0    1,190      40,336  SH         Shared-Defined    01, 03  Sole
Verint Systems Inc      COM          92343X 10 0    5,420     183,664  SH         Shared-Defined    02, 03  Sole
W.R. Grace & Co         COM          38388F 10 8      426       8,443  SH         Shared-Defined    01, 03  Sole
W.R. Grace & Co         COM          38388F 10 8   13,160     260,857  SH         Shared-Defined    02, 03  Sole
Wolverine World
Wide Inc                COM          978097 10 3    1,527      39,370  SH         Shared-Defined    02, 03  Sole
Yongye International
Inc                     COM          98607B 10 6      927     300,000  SH         Shared-Defined    01, 03  Sole